Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets, Net [Abstract]
Goodwill
	December 31,
	2014	2013

	U.S. Dollars

Goodwill	3,653	3,653
Accumulated impairment losses	(2,098)	(2,098)

	1,555	1,555

Intangible Assets, Net
	December 31,
	2014	2013
	U.S. Dollars
Patent registration costs	1,959	1,805
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,860	5,706

Accumulated amortization and impairment	4,932	4,698

Total intangible asset, net	928	1,008

Estimated Amortization Expense
Year ending December 31,	U.S. Dollars
2015	176
2016	138
2017	138
2018	138
2019	126
716